Summary of Market Restricted Stock Units Activity (Detail) (Market Restricted Stock Units, USD $)	12 Months Ended
Dec. 31, 2014
Market Restricted Stock Units
Number of market restricted stock unit
Outstanding at beginning of period	100,000
Granted	0
Paid	$ 0
Forfeited	0
Outstanding at end of period	100,000
Weighted-average ordinary fair value per share at grant date
Beginning Balance	$ 5.56
Granted	$ 0
Paid	$ 0
Forfeited	$ 0
Ending Balance	$ 5.56